Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]	The following is a summary of quarterly results of operations for the years ended December 31, 2012 and 2011.

2012 (in thousands except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$51,426	$55,146	$55,824	$49,650
Income from continuing operations	$5,387	$8,043	$7,327	$3,850
Income (loss) from discontinued operations	$143	$96	$(28)	$(6,632)
Net income (loss)	$5,530	$8,139	$7,299	$(2,782)
Basic and diluted net income (loss) per common share	$0.06	$0.09	$0.08	$(0.03)
Distributions declared and paid per common share	$0.193	$0.193	$0.193	$0.193
2011 (in thousands except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$48,294	$53,754	$54,685	$47,649
Income from continuing operations	$5,000	$7,598	$8,273	$3,614
Income from discontinued operations	$189	$147	$164	$28
Net income	$5,189	$7,745	$8,437	$3,642
Basic and diluted net income per common share	$0.06	$0.08	$0.09	$0.04
Distributions declared and paid per common share	$0.193	$0.193	$0.193	$0.193